Commitments - Summary of Lease Liabilities and Right-of-Use Assets (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Assets
Operating	$ 908
Financing	215
Total leased assets	1,123
Liabilities
Operating lease liabilities, current	215
Financing lease liabilities, current	130
Operating lease liabilities. noncurrent	693
Financing lease liabilities, noncurrent	85
Total lease liabilities	$ 1,123